5. Stock Compensation (Details-Stock compensation expense) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total stock-based compensation expense	$ 1,765,074	$ 1,481,242
Non-Employee Stock Grants
Total stock-based compensation expense	1,048,091	881,547
Non-Employee Option Grants
Total stock-based compensation expense	347,138	297,011
Option Grants
Total stock-based compensation expense	258,511	238,500
Stock Grants
Total stock-based compensation expense	0	13,500
Non-Employee Stock Warrants
Total stock-based compensation expense	$ 111,334	$ 50,684